Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Related Party Transaction [Line Items]
Undistributed earnings	$ 2
Lower Limit
Related Party Transaction [Line Items]
Ownership interest in equity method investments	10.00%
Upper Limit
Related Party Transaction [Line Items]
Ownership interest in equity method investments	49.00%